Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 243,533	$ 313,439
Customer accounts and other restricted cash, net of allowance for credit losses of $595 and $673, respectively	2,467,780	1,658,279
Accounts receivable, net of allowance for credit losses of $12,152 and $8,642, respectively	150,508	147,780
Settlement receivables, net of allowance credit losses of $3,388 and $4,049, respectively	110,883	149,852
Prepaid expenses and other current assets	101,485	64,497
Related party receivables - current	3,984	6,492
Contingent consideration receivable - current	0	2,842
Total current assets	3,078,173	2,343,181
Deferred tax assets	24,961	21,926
Property, plant and equipment, net	12,852	14,907
Operating lease right-of-use assets	24,384	33,118
Derivative financial assets	8,788
Intangible assets, net	1,334,529	1,202,204
Goodwill	1,993,451	3,650,037
Other assets – non-current	2,283	1,856
Total non-current assets	3,401,248	4,924,048
Total assets	6,479,421	7,267,229
Current liabilities
Accounts payable and other liabilities	256,033	211,841
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	2,539,762	1,400,057
Operating lease liabilities – current	6,877	8,845
Income taxes payable	0	11,041
Contingent and deferred consideration payable – current	12,454	13,673
Liability for share-based compensation – current	7,565	3,360
Total current liabilities	2,832,881	1,659,007
Non-current debt	2,657,188	2,748,178
Operating lease liabilities – non-current	20,293	28,008
Deferred tax liabilities	57,864	64,886
Warrant liabilities	14,521	35,575
Liability for share-based compensation – non-current	4,745	6,664
Accounts payable and other liabilities - non-current	150
Contingent and deferred consideration payable – non-current	12,687	17,142
Total non-current liabilities	2,767,448	2,900,453
Total liabilities	5,600,329	4,559,460
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.001 par value; 20,000,000,000 shares authorized; 727,181,035 shares issued and outstanding as of June 30, 2022 and 723,715,147 shares issued and outstanding as of December 31, 2021	727	723
Additional paid in capital / Share premium	3,010,947	2,949,654
Accumulated deficit	(2,206,710)	(376,788)
Accumulated other comprehensive loss	(25,953)	(3,825)
Shareholder's equity in the Company	779,011	2,569,764
Non-controlling interest	100,081	138,005
Total shareholder's equity	879,092	2,707,769
Total liabilities and shareholder’s equity	$ 6,479,421	$ 7,267,229